GOODWILL AND INTANGIBLE ASSETS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Indefinite-lived Intangible Assets
Gross Amount	$ 11,452,230		$ 11,452,230	$ 6,453,750
Accumulated Amortization	(4,554,959)		(3,600,607)	(1,449,357)
Carrying Value	6,897,271		7,851,623	5,004,393
Indefinite-lived	18,028,110		18,028,110	14,290,670
Intangible assets, net	13,473,151		14,427,503	12,841,313
Amortization expense	954,353	$ 537,813	2,151,250	1,128,524
Customer relationships
Indefinite-lived Intangible Assets
Gross Amount	11,452,230		11,452,230	6,453,750
Accumulated Amortization	(4,554,959)		(3,600,607)	(1,449,357)
Carrying Value	6,897,271		7,851,623	5,004,393
Brand name
Indefinite-lived Intangible Assets
Indefinite-lived	$ 6,575,880			7,836,920
Intangible assets, net			$ 6,575,880	$ 7,836,920